Loans Receivable - Allowance for Loan Losses by Component (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Receivables [Abstract]
General reserve	$ 33,633	$ 35,844	$ 38,641
Substandard reserve	10,040	6,225	12,082
Specific reserve	5,502	23,113	29,092
Total	$ 49,175	$ 65,182	$ 79,815